Contingent liabilities and legal proceedings - Tax (Detail) £ in Millions	12 Months Ended
Jun. 30, 2019 GBP (£)
Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 275
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	313
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	104
Receivable for protest payments, corporate taxes	94
Receivable for protest payments, indirect taxes	10
Payments made for protest of tax assessment	51
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 180